Net investment return on assets held to back insurance and participating investment contracts and net insurance finance (expense) income (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Schedule of Net Finance Income (Expense) From Insurance, Participating Investment and Reinsurance Contracts

	2023			2022
	Life £m	Non-life £m	Total £m	Life £m	Non-life £m	Total £m
Net gains (losses) on financial assets and liabilities at fair value through profit or loss	11,218	35	11,253	(14,876)	9	(14,867)
Foreign exchange	542	–	542	(1,039)	–	(1,039)
Investment property losses	(4)	–	(4)	(3)	–	(3)
Net investment return on assets held to back insurance and participating investment contracts (memorandum item)[1]	11,756	35	11,791	(15,918)	9	(15,909)

Changes in fair value of underlying items of direct participating contracts	(10,293)	–	(10,293)	11,212	–	11,212
Effects of risk mitigation option	172	–	172	(118)	–	(118)
Interest accreted	(874)	(6)	(880)	(350)	(2)	(352)
Effect of changes in interest rates and other financial assumptions	(654)	–	(654)	5,226	–	5,226
Effect of changes in fulfilment cash flows at current rates when CSM is unlocked at locked-in rates	(80)	–	(80)	(20)	–	(20)
Net finance (expense) income from insurance and participating investment contracts	(11,729)	(6)	(11,735)	15,950	(2)	15,948

Net finance income (expense) from reinsurance contracts held	51	–	51	(55)	–	(55)

Net finance (expense) income from insurance, participating investment and reinsurance contracts	(11,678)	(6)	(11,684)	15,895	(2)	15,893
1    Net investment return on assets held to back insurance and participating investment contracts is reported within net trading income (losses) on the face of the Group’s income statement; includes income of £10,200 million (2022: loss of £11,081 million) in respect of unit-linked and with-profit contracts measured applying the variable fee approach. The assets generating the investment return held to back insurance and participating investment contracts are carried at fair value on the Group’s balance sheet.